CONVERITBLE REDEEMABLE PREFERRED SHARES (Details) (USD $)	12 Months Ended			0 Months Ended					1 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Feb. 29, 2012	Apr. 03, 2011	Jul. 05, 2011	Jun. 08, 2011	May 25, 2011	Jul. 05, 2011
CONVERITBLE REDEEMABLE PREFERRED SHARES
Issuance cost	$ 874,628
Number of board of directors appointed	4
Preferred Stocks, Outstanding [Roll Forward]
Beneficial conversion feature		43,234,050
Ordinary shares
CONVERITBLE REDEEMABLE PREFERRED SHARES
Number of board of directors appointed	3
Preferred Shares
CONVERITBLE REDEEMABLE PREFERRED SHARES
Number of board of directors appointed	1
Minimum qualified IPO proceeds to automatically convert shares to ordinary shares	100,000,000
Preferred Stocks, Outstanding [Roll Forward]
Balance as of the beginning of the year	83,839,419	59,382,503	46,197,571
Issuances of preferred shares		12,468,847
Beneficial conversion feature		43,234,050
Accretion for the Preferred Shares	40,814,509	17,580,271	37,641,848
Balance as of the end of the year	124,653,928	46,197,571	83,839,419
Series A
CONVERITBLE REDEEMABLE PREFERRED SHARES
Percentage of common shares subscription price used to measure reduction of preferred shares subscription price	0.85%
Adjusted priced of preferred shares, as a percentage to additional ordinary shares issued	0.85%
Conversion rate at issuance date	1
Conversion rate at end of year	1		1
Redemption price multiplier, as a percent applied to the issue price	115.00%
Series A-1 Preferred Shares
CONVERITBLE REDEEMABLE PREFERRED SHARES
Convertible redeemable preferred shares, shares issued				6,713,384	5,489,604
Issuance price				$ 0.0000	$ 0.9108
Issuance cash proceeds					5,000,000
Issuance cost					18,072
Conversion price				$ 0.4097
Dividend rate	8.00%
Liquidation preference, as a percent to issue price	100.00%
Shares outstanding	12,202,988		12,202,988
Preferred Stocks, Outstanding [Roll Forward]
Balance as of the beginning of the year	5,310,921	5,534,489	4,111,914
Beneficial conversion feature		1,711,644
Accretion for the Preferred Shares	1,445,125	289,069	1,199,007
Balance as of the end of the year	6,756,046	4,111,914	5,310,921
Series A-2 Preferred Shares
CONVERITBLE REDEEMABLE PREFERRED SHARES
Convertible redeemable preferred shares, shares issued				70,690,413		18,482,206	2,053,580	30,803,678
Issuance price				$ 0.0000		$ 0.9739	$ 0.9739	$ 0.9739
Issuance cash proceeds						18,000,000	2,000,000	30,000,000
Issuance cost									192,149
Conversion price				$ 0.4097
Dividend rate	8.00%
Liquidation preference, as a percent to issue price	100.00%
Shares outstanding	122,029,877		122,029,877
Preferred Stocks, Outstanding [Roll Forward]
Balance as of the beginning of the year	62,409,342	53,848,014	28,072,921
Beneficial conversion feature		41,522,406
Accretion for the Preferred Shares	36,947,001	15,747,313	34,336,421
Balance as of the end of the year	99,356,343	28,072,921	62,409,342
Series B Preferred Shares
CONVERITBLE REDEEMABLE PREFERRED SHARES
Convertible redeemable preferred shares, shares issued				30,507,471
Issuance price				$ 0.4097
Issuance cash proceeds				12,500,000
Issuance cost	31,153			31,153
Dividend rate	8.00%
Liquidation preference, as a percent to issue price	100.00%
Percentage of common shares subscription price used to measure reduction of preferred shares subscription price	0.85%
Adjusted priced of preferred shares, as a percentage to additional ordinary shares issued	0.85%
Conversion rate at issuance date	1
Conversion rate at end of year	1		1
Period to consummate Qualified IPO	5 years
Redemption price multiplier, as a percent applied to the issue price	115.00%
Shares outstanding	30,507,471		30,507,471
Preferred Stocks, Outstanding [Roll Forward]
Balance as of the beginning of the year	16,119,156		14,012,736
Issuances of preferred shares		12,468,847
Accretion for the Preferred Shares	2,422,383	1,543,889	2,106,420
Balance as of the end of the year	$ 18,541,539	$ 14,012,736	$ 16,119,156